Fair values of financial instruments carried at fair value - Financial instruments measured at fair value using a valuation technique with significant unobservable inputs - Level 3 (Details) - GBP (£)
£ in Millions
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	£ 306,141	£ 269,213
Financial liabilities	440,697	409,867
Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	7,662	9,240
Financial liabilities	6,545	5,354
Private equity including strategic investments | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	9	104
Asset-backed securities | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Structured notes | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	3,490	2,461
Derivatives | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	2,335	2,478
Other portfolios | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	711	311
Trading liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	42,276	41,265
Trading liabilities | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	252	415	£ 580
Trading liabilities | Private equity including strategic investments | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	8	104
Trading liabilities | Asset-backed securities | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Trading liabilities | Structured notes | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Trading liabilities | Derivatives | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Trading liabilities | Other portfolios | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	244	311
Financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	32,545	27,282
Financial liabilities designated at fair value | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	3,958	2,461	2,121
Financial liabilities designated at fair value | Private equity including strategic investments | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1	0
Financial liabilities designated at fair value | Asset-backed securities | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Financial liabilities designated at fair value | Structured notes | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	3,490	2,461
Financial liabilities designated at fair value | Derivatives | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Financial liabilities designated at fair value | Other portfolios | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	467	0
Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	171,474	218,867
Derivatives | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	2,335	2,478	2,454
Derivatives | Private equity including strategic investments | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Derivatives | Asset-backed securities | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Derivatives | Structured notes | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Derivatives | Derivatives | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	2,335	2,478
Derivatives | Other portfolios | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Private equity including strategic investments | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,723	3,202
Asset-backed securities | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	263	523
Structured notes | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Derivatives | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,823	1,737
Other portfolios | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,853	3,778
Financial Investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	37,507	29,356
Financial Investments | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	907	1,447	1,387
Financial Investments | Private equity including strategic investments | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	66	85
Financial Investments | Asset-backed securities | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	160	275
Financial Investments | Structured notes | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Financial Investments | Derivatives | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Financial Investments | Other portfolios | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	681	1,087
Held for trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	100,696	79,878
Held for trading | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,050	2,738	1,344
Held for trading | Private equity including strategic investments | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1	59
Held for trading | Asset-backed securities | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	97	170
Held for trading | Structured notes | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Held for trading | Derivatives | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Held for trading | Other portfolios | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,952	2,509
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	19,068	15,881
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,882	3,318	3,171
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Private equity including strategic investments | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,656	3,058
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Asset-backed securities | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	6	78
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Structured notes | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Derivatives | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Other portfolios | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	220	182
Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	174,116	225,238
Derivatives | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,823	1,737	£ 1,816
Derivatives | Private equity including strategic investments | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Derivatives | Asset-backed securities | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Derivatives | Structured notes | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Derivatives | Derivatives | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,823	1,737
Derivatives | Other portfolios | Recurring fair value measurement | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	£ 0	£ 0